Business combinations and goodwill	12 Months Ended
Dec. 31, 2024
Business combinations and goodwill
Business combinations and goodwill
7	Business combinations and goodwill
(i)	Viapool

On 14 January 2022, the Group acquired a 51% controlling interest in Viapool Inc, (“Viapool”) a company incorporated under the laws of the U.S. State of Delaware, pursuant to the signed stock purchase agreement. Viapool is engaged in the development, implementation and commercialization of new mobility and transport systems, including different services and connecting travellers with buses and private cars in Argentina and Chile. This acquisition has been accounted for in accordance with IFRS 3 Business Combinations.

7	Business combinations and goodwill (continued)
(i)	Viapool (continued)

The Group incurred insignificant acquisition-related costs, which are not included as part of the consideration transferred and have been recognized as an expense in the consolidated statement of comprehensive income, as part of professional expenses.

The purchase consideration and the fair value of the identifiable assets and liabilities of Viapool at the date of acquisition are as follows:

Fair value recognized
on acquisition
USD
Assets
Intangible assets	5,530,000
Right of use asset	34,524
Property and equipment	45,170
Trade and other receivables	907,040
Cash and cash equivalents	332,005
6,848,739
Liabilities
Interest-bearing loans	16,697
Trade and other payables	1,004,118
Lease liabilities	44,554
1,065,369
Total identifiable net assets at fair value	5,783,370

Non-controlling interest measured at fair value	(2,833,851)

Fair value of purchase consideration	4,400,000
Goodwill arising on acquisition	1,450,481

Cash flow on
acquisition
USD
Net cash acquired with the subsidiary	332,005
Cash consideration paid at the closing date	(1,000,000)
Purchase consideration transferred	(667,995)

Non-controlling interest was measured on the fair value of the net identifiable assets multiplied by the ownership percentage owned by the non-controlling interest at the date of the acquisition. To reach the fair value of the identifiable net assets, management used the following non-observable market assumptions:

-	Discount rate of 9.3%;
-	Internal rate of return of 43.3%; and
-	Company-wide required return rate of 45.0%.

Additional purchase consideration is detailed as follows:

●	$0.5 million in the Parent Company shares payable at closing date. The number of shares to be issued will be determined based on the share price at the date of payment;
●	$2.4 million in cash, payable ten business days counted as from of 31 March 2022; and
●	Maximum of $0.5 million in cash, payable subject to achieving certain revenue level as outlined in the stock purchase agreement.

In November 2022, the Group’s Board of Directors resolved to liquidate the company and its subsidiaries. As of 31 December 2024 the liquidation process is still ongoing (Note 32).

7	Business combinations and goodwill (continued)
(ii)	Volt Lines

On 25 May 2022, the Group acquired 100% of the shares of Volt Lines B.V. (“Volt Lines”), a company incorporated under the laws of the Netherlands, pursuant to the signed sale and purchase agreement. Volt Lines is engaged in the development, implementation and commercialization of new mobility and transport systems, including different services and connecting travellers with buses and private cars in Turkey. This acquisition has been accounted for in accordance with IFRS 3 Business Combinations.

The Group incurred insignificant acquisition-related costs, which are not included as part of consideration transferred and have been recognized as an expense in the consolidated statement of comprehensive income, as part of professional expenses.

The purchase consideration and the fair value of the identifiable assets and liabilities of Volt Lines at the date of acquisition are as follows:

Fair value recognized
on acquisition
USD
Assets
Intangible assets	2,170,000
Property and equipment	178,561
Right of use asset	173,389
Trade and other receivables	570,966
Cash and cash equivalents	142,918
3,235,834
Liabilities
Interest-bearing loans	96,796
Trade and other payables	489,979
Convertible loan	241,506
Lease liabilities	188,010
1,016,291
Total identifiable net assets at fair value	2,219,543

Fair value of purchase consideration	13,200,000
Goodwill arising on acquisition	10,980,457

Cash flow on
acquisition
USD
Net cash acquired with the subsidiary	(142,918)
Cash consideration paid at the closing date	—
Purchase consideration transferred	(142,918)

Purchase consideration is detailed as follows:

●	$5 million in cash, payable by the Group within 6 months of the closing date;
●	1,400,000 of the Parent Company shares (fair valued at $6.5 million at agreement closing date), payable at closing; and
●	Maximum of 1,800,000 of the Parent Company shares (fair valued at $1.7 million at agreement closing date), payable subject to achieving certain revenue milestones as outlined in the sale and purchase agreement.

In December 2022, the Group’s Board of Directors resolved to sell Volt Lines B.V and its subsidiaries. The sale was consummated in January 2023 (Note 32).

7	Business combinations and goodwill (continued)
(iii)	Door2Door

On 3 June 2022, the Group acquired 100% of the shares of Blitz B22-203 GmbH a Company based in Germany, subsequently Blitz B22-203 GmbH acquired 100% of the shares of Door2Door GMBH (“Door2Door”), a company incorporated under the laws of Germany, pursuant to the signed sale and purchase agreement. Door2Door is a high-growth mobility operations platform that partners with municipalities, public transit operators, corporations, and automotive companies to optimize shared mobility solutions across Europe. This acquisition has been accounted for in accordance with IFRS 3 Business Combination.

The purchase consideration and the fair value of the identifiable assets and liabilities of Door2Door at the date of acquisition are as follows:

Fair value recognized
on acquisition
USD
Assets
Intangible assets	1,160,000
Property and equipment	48,730
Right of use asset	599,087
Trade and other receivables	250,495
Cash and cash equivalents	136,626
2,194,938
Liabilities
Interest-bearing loans	1,320,773
Trade and other payables	1,640,583
Lease liabilities	677,866
3,639,222
Total identifiable net deficit at fair value	(1,444,284)

Fair value of purchase consideration	2,615,000
Goodwill arising on acquisition	4,059,284

Cash flow on
acquisition
USD
Net cash acquired with the subsidiary	136,626
Cash consideration paid at the closing date	(1,074,842)
Purchase consideration transferred	(938,216)

Additional purchase consideration is detailed as follows:

-	$0.87 million in cash, payable by the Group at closing date; and
-	$1.54 million, to be paid in shares of the Parent Company, within six months from initial listing of the shares of the Parent Company on NASDAQ, but no later than nine months from closing date. The number of shares to be issued will be determined based on the share price at the date of payment.

In November 2022, the Group’s Board of Directors resolved to liquidate the two subsidiaries. As of 31 December 2024 the liquidation process is still ongoing (Note 32).

7	Business combinations and goodwill (continued)
(iv)	Urbvan

On 11 July 2022, the Group acquired a 100% controlling interest in Urbvan Mobility Ltd, and its subsidiaries, a company incorporated under the laws of BVI and operates in Mexico. Urbvan is a high-growth mobility platform offering tech-enabled transportation services across Mexico. This acquisition has been accounted for in accordance with IFRS 3 Business Combination.

The Group incurred insignificant acquisition-related costs, which are not included as part of consideration transferred and have been recognized as an expense in the consolidated statement of comprehensive income, as part of professional expenses.

The purchase consideration and the fair value of the identifiable assets and liabilities of Urbvan at the date of acquisition are as follows:

Fair value
recognized
on acquisition
USD
Assets
Intangible assets	11,720,000
Deferred tax assets	4,104,774
Right of use asset	279,002
Property and equipment	313,991
Trade and other receivables	5,216,992
Cash and cash equivalents	720,001
22,354,760
Liabilities
Provision for employees’ end of service benefits	259,105
Trade and other payables	3,053,864
Lease liabilities	327,473
3,640,442
Total identifiable net assets at fair value	18,714,318
Fair value of purchase consideration	27,607,000
Goodwill arising on acquisition	8,892,682

Cash flow on
acquisition
USD
Net cash acquired with the subsidiary	720,001
Convertible note deduction against purchase price at the closing date	(5,000,000)
Purchase consideration transferred	(4,279,999)

Additional purchase consideration is detailed as follows:

●	On the 6-month anniversary of the agreement closing date (the “First Payment”), the Group shall make a share payment of 2,931,639 Class A Ordinary Shares, and cash payment equivalent to 30,740 Class A Ordinary Shares multiplied by the share market price on the First Payment date.
●	On the 10-month anniversary of the agreement closing date (the “Second Payment”), the Group shall make a share payment of 2,899,999 Class A Ordinary Shares, and cash payment equivalent to 30,407 Class A Ordinary Shares multiplied by the share market price on the Second Payment date.
●	On the 12-month anniversary of the agreement closing date (the “Third Payment”), the Group shall make a share payment of 2,899,999 Class A Ordinary Shares, and cash payment equivalent to 30,407 Class A Ordinary Shares multiplied by the share market price on the Third Payment date.
7	Business combinations and goodwill (continued)
(iv)	Urbvan (continued)
●	On the 16-month anniversary of the agreement closing date (the “Forth Payment”), the Group shall make a share payment of 1,399,998 Class A Ordinary Shares, and cash payment equivalent to 14,677 Class A Ordinary Shares multiplied by the share market price on the Forth Payment date.
●	On the 24-month anniversary of the agreement closing date (the “Fifth Payment”), the Group shall make a share payment of 1,399,998 Class A Ordinary Shares, and cash payment equivalent to 14,677 Class A Ordinary Shares multiplied by the share market price on the Fifth Payment date.
●	Maximum of 750,000 Class A Ordinary Shares, payable subject to achieving certain revenue level as outlined in the sales and purchase agreement.

In September 2023, the sale of Urbvan Mobility Ltd and its subsidiaries was consummated (Note 32).

In 2022, the Group’s strategy depended on rapid growth and expansions as continuous funding following the SPAC transaction was expected. Goodwill is the excess of consideration paid over the acquiree’s net assets. This represents the expected economic benefits generated from the synergies arising from the combination of the operations and resources of the acquirer and the acquiree. Mainly, the synergies were expected to arise from trade names, customer lists, and developed technologies of the combination. Following the global economic downturn, the Group initiated the portfolio optimization plan and eventually ceased operations in non-profitable locations. Following the disposal of those subsidiaries, management charged a full impairment of goodwill ($ 29,653,409) since there is no expected future economic benefits from those subsidiaries. The details and circumstances of the assessment are outlined in Note 32.

The movement in the deferred purchase price is as follows:

	As of 31 December
	2024	2023
	USD	USD
Opening balance	1,207,682	7,619,581
Change in fair value	1,865,274	(727,134)
Issuance of shares	(1,924,943)	(306,936)
Settlements	—	(5,377,829)
Ending balance	1,148,013	1,207,682

The deferred purchase price consists of outstanding cash payments and share issuances. The change in fair value is a result of revaluing the shares outstanding to reflect share price as per the purchase agreements. Management has not used any complex assumptions in arriving at the fair value of the deferred purchase price.

The deferred purchase price is detailed as follows:

	As of 31 December
	2024	2023
	USD	USD
Shotl	627,158	627,158
Urbvan	491,344	572,799
Door2Door	29,511	7,725
	1,148,013	1,207,682

	As of 31 December
Maturity analysis	2024	2023
	USD	USD
Less than one year (current)	1,148,013	1,207,682
	1,148,013	1,207,682